Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 23, 2023
Document Effective Date	Jun. 23, 2023
Prospectus Date	Dec. 16, 2022
Invesco 1-30 Laddered Treasury ETF | Invesco 1-30 Laddered Treasury ETF
Prospectus:
Trading Symbol	PLW